Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001

Dear Shareholder:
This annual report to shareholders of Morgan Stanley Fund of Funds (Domestic Portfolio and International Portfolio) covers the 12-month period ended September 30, 2001.

Domestic Portfolio
In the first quarter of 2000, the U.S. equity markets cracked under the pressure of interest-rate hikes, then continued deeper into negative territory through 2001. By March 2001, the Nasdaq composite, the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P 500) had all crossed the threshold into bear-market territory. Poor performance was heavily concentrated in technology stocks as companies began to trim spending on information technology. In early 2001, the turmoil spread to old-economy stalwarts as well, leaving very few places in the market to hide. In the second and third quarters of 2001, growth began to outpace value for the first time since early 2000. The terrorist attacks of September 11 significantly damaged market returns, dragging most sectors down in a relatively uniform fashion.

Performance and Portfolio Strategy
For the 12-month period ended September 30, 2001, Morgan Stanley Fund of Funds Domestic Portfolio's Class A, B, C and D shares returned -27.24 percent, -27.79 percent, -27.79 percent and -27.07 percent, respectively. During the same period, the S&P 500 returned -26.61 percent. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Domestic Portfolio's performance with that of the S&P 500 index.

In keeping with its investment strategy, the Domestic Portfolio continues to diversify its portfolio across a fairly large cross-section of Morgan Stanley Funds. In the fourth quarter of 2000, the Portfolio underweighted its exposure to aggressive growth funds and remained invested in certain sector funds and value-style funds. The Portfolio also increased its cash allocation. Toward the end of the first quarter of 2001, as the U.S. markets showed some signs of bottoming out, the Portfolio dramatically upped its exposure to more-aggressive funds, including those with significant exposure to technology. By the third quarter of 2001, the Portfolio further decreased its exposure to value in anticipation of a market rebound.

Looking Ahead
We believe that the slowing economy may begin to rebound in late 2001 to 2002, because we expect the Fed's aggressive easing to take hold gradually within the economy and promote stronger growth. In the months ahead, we anticipate maintaining the Portfolio's aggressive asset mix, though the mix of funds held may change as conditions warrant. In particular, we believe that the technology sector will enjoy a

Morgan Stanley Fund of Funds
Letter to the Shareholders / / September 30, 2001 CONTINUED

significant bounce in the coming months as businesses recuperate from the terrorist attacks and the government increases defense outlays. The Portfolio will attempt to manage volatility in particular markets and sectors by diversification across investment styles, market capitalizations and asset classes.

International Portfolio
Global equity markets suffered from a slowing world economy during the period under review. The Federal Reserve's aggressive tightening cycle in early 2000 slowed the U.S. economy and its markets, and then began to affect world markets and economies. After extraordinarily strong performance in 1999 and early 2000, most of the world's major indexes slid into bear-market territory in the latter half of 2000. As global trade decreased and the technology sector took a dive, Asian economies were particularly hard hit. By the beginning of 2001, the Fed began to ease rates dramatically and many other central banks followed suit. But the excess liquidity was not sufficient to offset higher oil prices and slackening demand. The attacks of September 11 marked a final push to new bear market lows.

Performance and Portfolio Strategy
For the 12-month period ended September 30, 2001, Morgan Stanley Fund of Funds International Portfolio's Class A, B, C and D shares returned -29.38 percent, -30.01 percent, -30.02 percent and -29.31 percent, respectively. During the same period, the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index returned -28.53 percent.The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the International Portfolio's performance with that of the MSCI EAFE Index.

The Portfolio currently invests its assets among five Morgan Stanley international funds: European Growth Fund, International SmallCap Fund, Japan Fund, Pacific Growth Fund and Latin American Growth Fund. The Portfolio's return was most hindered by its overweighted position in Japan and the Pacific, because those markets slumped significantly during the period. In the second quarter of 2001, the Portfolio became more aggressive and decreased its cash position, but the move was slightly premature. Currency changes for the 12-month period effectively cancelled each other out as the yen depreciated versus the dollar and the euro gained strength against the dollar.

Morgan Stanley Fund of Funds
Letter to the Shareholders / / September 30, 2001 CONTINUED

Looking Ahead
Over the next year, we expect the trends that have hurt international markets to reverse. We believe that currency movements and a global economic recovery should dramatically improve the international investment climate. After appreciating significantly for years, the dollar has already begun to weaken; should this continue, returns from abroad would improve when translated from local currencies. We also believe it likely that the global economy will begin to accelerate by 2002. In our view, a longer-term rebound could be concentrated in Asia, where capital investment and deregulation might potentially spur growth much as those forces did in the United States in the latter half of the 1990s.

We appreciate your ongoing support of Morgan Stanley Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Fund of Funds - Domestic
FUND PERFORMANCE / / SEPTEMBER 30, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A     CLASS B     CLASS C     CLASS D    S&P 500(4)
November 1997       $9,475     $10,000     $10,000     $10,000     $10,000
December 1997       $9,635     $10,169     $10,169     $10,169     $10,227
March 1998         $10,539     $11,113     $11,103     $11,134     $11,645
June 1998          $10,435     $10,973     $10,973     $11,023     $12,038
September 1998      $9,254      $9,717      $9,717      $9,787     $10,841
December 1998      $10,796     $11,309     $11,314     $11,424     $13,149
March 1999         $11,046     $11,551     $11,598     $11,699     $13,804
June 1999          $11,848     $12,371     $12,417     $12,559     $14,777
September 1999     $11,567     $12,045     $12,102     $12,262     $13,854
December 1999      $13,022     $13,537     $13,596     $13,809     $15,915
March 2000         $13,191     $13,689     $13,749     $14,000     $16,280
June 2000          $13,034     $13,502     $13,561     $13,833     $15,848
September 2000     $13,899     $14,368     $14,430     $14,762     $15,693
December 2000      $13,417     $13,837     $13,898     $14,250     $14,465
March 2001         $11,932     $12,285     $12,339     $12,686     $12,751
June 2001          $12,959     $13,324     $13,383     $13,790     $13,497
September 2001  $10,112(3)  $10,213(3)  $10,420(3)  $10,767(3)     $11,516

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 9/30/01                             Period Ended 9/30/01
   -------------------------                        -------------------------
   1 Year                     (27.24)%(1) (31.06)%(2) 1 Year                   (27.79)%(1) (31.09)%(2)
   Since Inception                                  Since Inception
    (11/25/97)                 1.71%(1)  0.29%(2)    (11/25/97)                0.96%(1)    0.55%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 9/30/01                               Period Ended 9/30/01
   -------------------------                          -------------------------
   1 Year                     (27.79)%(1) (28.44)%(2) 1 Year                     (27.07)%(1)
   Since Inception                                    Since Inception
    (11/25/97)                1.08%(1)    1.08%(2)     (11/25/97)                1.94%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2001.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500-REGISTERED TRADEMARK-) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Fund of Funds - International
FUND PERFORMANCE / / SEPTEMBER 30, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A    CLASS B    CLASS C    CLASS D   MSCI(4)
November 1997      $9,475    $10,000    $10,000    $10,000  $10,000
December 1997      $9,419     $9,941     $9,941     $9,941  $10,220
March 1998        $10,146    $10,688    $10,688    $10,708  $11,279
June 1998          $9,783    $10,284    $10,284    $10,335  $10,753
September 1998     $8,683     $9,113     $9,113     $9,174   $8,587
December 1998     $10,251    $10,728    $10,728    $10,839  $12,264
March 1999        $10,777    $11,253    $11,293    $11,394  $12,435
June 1999         $11,743    $12,242    $12,293    $12,424  $12,751
September 1999    $12,183    $12,676    $12,727    $12,898  $13,310
December 1999     $14,458    $15,039    $15,093    $15,341  $15,571
March 2000        $14,489    $15,039    $15,093    $15,373  $15,555
June 2000         $14,180    $14,692    $14,746    $15,058  $14,938
September 2000    $12,937    $13,370    $13,422    $13,745  $13,733
December 2000     $12,195    $12,590    $12,640    $12,973  $13,365
March 2001        $10,702    $11,007    $11,055    $11,372  $11,533
June 2001         $10,870    $11,161    $11,198    $11,559  $11,412
September 2001  $9,136(3)  $9,187(3)  $9,392(3)  $9,716(3)   $9,815

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 9/30/01                             Period Ended 9/30/01
   -------------------------                        -------------------------
   1 Year                     (29.38)%(1) (33.09)%(2) 1 Year                   (30.01)%(1) (33.46)%(2)
   Since Inception                                  Since Inception
    (11/25/97)                (0.94)%(1) (2.32)%(2)  (11/25/97)                (1.71)%(1)  (2.18)%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 9/30/01                               Period Ended 9/30/01
   -------------------------                          -------------------------
   1 Year                     (30.02)%(1) (30.71)%(2) 1 Year                     (29.31)%(1)
   Since Inception                                    Since Inception
    (11/25/97)                (1.62)%(1)  (1.62)%(2)   (11/25/97)                (0.75)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2001.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE INDEX") MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Fund of Funds - Domestic
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (94.3%)
 208,400   Morgan Stanley Convertible Securities
            Trust..................................  $ 2,907,176
 190,835   Morgan Stanley Developing Growth
            Securities Trust.......................    2,940,778
     729   Morgan Stanley Dividend Growth
            Securities Inc.........................       32,117
 114,888   Morgan Stanley Growth Fund..............    1,340,745
 168,567   Morgan Stanley Health Sciences Trust....    2,949,921
 359,360   Morgan Stanley Information Fund.........    3,428,298
 170,578   Morgan Stanley Market Leader Trust......    2,270,397
 183,717   Morgan Stanley Mid-Cap Equity Trust.....    2,267,070
 246,121   Morgan Stanley Natural Resource
            Development Securities Inc.............    2,941,144
 539,824   Morgan Stanley Next Generation Trust....    2,823,280
 190,306   Morgan Stanley Small Cap Growth Fund....    2,852,693
   3,265   Morgan Stanley Special Value Fund.......       47,115
   2,861   Morgan Stanley U.S. Government
            Securities Trust.......................       26,187
 141,860   Morgan Stanley Value Fund...............    1,536,349
                                                     -----------
           Total Common Stocks
            (COST $34,201,314).....................   28,363,270
                                                     -----------

PRINCIPAL
AMOUNT IN                                  COUPON  MATURITY
THOUSANDS                                   RATE     DATE
---------                                  ------  --------

           Short-Term Investment (5.5%)
           Repurchase Agreement
 $1,641    Joint repurchase agreement
           account (dated 09/28/01;
           proceeds $1,641,445) (a)......  3.255%  10/01/01   1,641,000
                                                             ----------
           (COST $1,641,000)

        Total Investments
         (COST $35,842,314) (B) ......       99.8%     30,004,270
        Other Assets in Excess of
         Liabilities..................        0.2      71,649
                                            -----      ------
        Net Assets....................      100.0%     $30,075,919
                                            =====      ======

---------------------

   (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S.TREASURY OBLIGATIONS.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $302,836 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,140,880, RESULTING IN NET UNREALIZED DEPRECIATION OF $5,838,044.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds - International
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (98.4%)
3,144,789  Morgan Stanley European Growth Fund
            Inc....................................  $42,423,204
 392,642   Morgan Stanley International SmallCap
            Fund...................................    3,368,871
2,271,931  Morgan Stanley Japan Fund...............   13,313,517
 648,676   Morgan Stanley Latin American Growth
            Fund...................................    5,332,119
 663,975   Morgan Stanley Pacific Growth Fund
            Inc....................................    5,690,274
                                                     -----------
           Total Common Stocks
            (COST $103,672,980)....................   70,127,985
                                                     -----------

PRINCIPAL
AMOUNT IN                                   COUPON     MATURITY
THOUSANDS                                    RATE        DATE
---------                                  ---------  -----------

           Short-Term Investment (1.3%)
           Repurchase Agreement
  $943     Joint repurchase agreement
           account
           (dated 09/28/01; proceeds
           $943,256) (a).................    3.255%    10/01/01         943,000
                                                                    -----------
           (COST $943,000)

           Total Investments
            (COST $104,615,980) (B) .....       99.7%     71,070,985
           Other Assets in Excess of
            Liabilities..................        0.3        238,172
                                               -----      ---------
           Net Assets....................      100.0%     $71,309,157
                                               =====      =========

---------------------

   (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S.TREASURY OBLIGATIONS.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $33,544,995.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS

Statements of Assets and Liabilities

SEPTEMBER 30, 2001

                                           DOMESTIC    INTERNATIONAL
                                          -----------  -------------
Assets:
Investments in securities, at value
 (cost $35,842,314 and $104,615,980,
 respectively)..........................  $30,004,270  $ 71,070,985
Cash....................................       47,681        10,280
Receivable for:
  Investments sold......................    4,406,947       --
  Shares of beneficial interest sold....      100,155       424,575
Receivable from affiliate...............       20,013        17,467
Prepaid expenses and other assets.......        3,526         8,579
Deferred organizational expenses........        5,763         5,763
                                          -----------  ------------
    Total Assets........................   34,588,355    71,537,649
                                          -----------  ------------
Liabilities:
Payable for:
  Investments purchased.................    4,406,403       --
  Shares of beneficial interest
   repurchased..........................       51,824       170,186
  Distribution fee......................       25,363        27,953
Organizational expenses.................        5,763         5,763
Accrued expenses and other payables.....       23,083        24,590
                                          -----------  ------------
    Total Liabilities...................    4,512,436       228,492
                                          -----------  ------------
    Net Assets..........................  $30,075,919  $ 71,309,157
                                          ===========  ============
Composition of Net Assets:
Paid-in-capital.........................  $38,117,974  $109,650,698
Net unrealized depreciation.............   (5,838,044)  (33,544,995)
Accumulated undistributed net investment
 income.................................       58,452        23,671
Accumulated net realized loss...........   (2,262,463)   (4,820,217)
                                          -----------  ------------
    Net Assets..........................  $30,075,919  $ 71,309,157
                                          ===========  ============
Class A Shares:
Net Assets..............................     $975,689    $1,628,924
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)............      119,493       186,263
    Net Asset Value Per Share...........  $      8.17  $       8.75
                                          ===========  ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net
     asset value).......................  $      8.62  $       9.23
                                          ===========  ============
Class B Shares:
Net Assets..............................  $26,364,347   $29,980,074
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)............    3,260,889     3,523,294
    Net Asset Value Per Share...........  $      8.09  $       8.51
                                          ===========  ============
Class C Shares:
Net Assets..............................   $2,642,956    $2,511,832
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)............      326,897       294,469
    Net Asset Value Per Share...........  $      8.08  $       8.53
                                          ===========  ============
Class D Shares:
Net Assets..............................      $92,927   $37,188,327
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)............       11,352     4,227,452
    Net Asset Value Per Share...........  $      8.19  $       8.80
                                          ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
Financial Statements CONTINUED

Statements of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2001

                                            DOMESTIC    INTERNATIONAL
                                          ------------  -------------
Net Investment Income:
Income
Dividends...............................  $    282,576  $    850,649
Interest................................       111,263       136,752
                                          ------------  ------------
    Total Income........................       393,839       987,401
                                          ------------  ------------
Expenses
Distribution fee (Class A shares).......         2,951         4,466
Distribution fee (Class B shares).......       300,160       391,848
Distribution fee (Class C shares).......        32,271        37,413
Transfer agent fees and expenses........        38,840       108,848
Shareholder reports and notices.........        23,190        66,803
Professional fees.......................        28,817        28,816
Registration fees.......................         5,455        11,500
Custodian fees..........................         9,539         4,903
Organizational expenses.................         4,993         4,993
Other...................................         5,405         5,215
                                          ------------  ------------
    Total Expenses......................       451,621       664,805
Less: amounts waived/reimbursed.........      (116,239)     (231,078)
                                          ------------  ------------
    Net Expenses........................       335,382       433,727
                                          ------------  ------------
    Net Investment Income...............        58,457       553,674
                                          ------------  ------------
Net Realized and Unrealized Gain (Loss)
Net realized loss.......................    (2,232,004)   (9,998,672)
Capital gain distributions received.....       251,242     7,241,407
                                          ------------  ------------
    Net Realized Loss...................    (1,980,762)   (2,757,265)
                                          ------------  ------------

Net change in unrealized depreciation...    (9,001,015)  (28,391,196)
                                          ------------  ------------

    Net Loss............................   (10,981,777)  (31,148,461)
                                          ------------  ------------

Net Decrease............................  $(10,923,320) $(30,594,787)
                                          ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
Financial Statements CONTINUED

Statements of Changes in Net Assets

                                               DOMESTIC                             INTERNATIONAL
                                --------------------------------------  --------------------------------------
                                   FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                      ENDED               ENDED               ENDED               ENDED
                                SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                ------------------  ------------------  ------------------  ------------------
Increase (Decrease) in Net
 Assets:
Operations:
Net investment income
 (loss).......................     $     58,457        $   811,978         $    553,674        $  (115,608)
Net realized gain (loss)......       (1,980,762)         1,967,906           (2,757,265)        (1,058,292)
Net change in unrealized
 appreciation/ depreciation...       (9,001,015)         2,612,027          (28,391,196)        (5,520,627)
                                   ------------        -----------         ------------        -----------

    Net Increase (Decrease)...      (10,923,320)         5,391,911          (30,594,787)        (6,694,527)
                                   ------------        -----------         ------------        -----------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares..............          (38,067)           (28,024)             (12,655)            (3,349)
  Class B shares..............         (621,940)          (455,908)            (183,441)            (6,945)
  Class C shares..............          (44,906)           (30,653)             (17,723)            (1,794)
  Class D shares..............           (3,229)              (417)            (316,184)            (5,919)
Net realized gain
  Class A shares..............          (97,084)          (106,057)             (21,594)           (88,353)
  Class B shares..............       (2,005,161)        (2,514,503)            (425,187)          (722,204)
  Class C shares..............         (138,738)          (134,131)             (41,304)           (53,378)
  Class D shares..............           (7,754)            (1,443)            (468,563)          (102,450)
                                   ------------        -----------         ------------        -----------

    Total Dividends and
     Distributions............       (2,956,879)        (3,271,136)          (1,486,651)          (984,392)
                                   ------------        -----------         ------------        -----------

Net increase from transactions
 in shares of beneficial
 interest.....................       11,497,812          1,853,886            8,436,809         93,937,521
                                   ------------        -----------         ------------        -----------

    Net Increase (Decrease)...       (2,382,387)         3,974,661          (23,644,629)        86,258,602
                                   ------------        -----------         ------------        -----------
Net Assets:
Beginning of period...........       32,458,306         28,483,645           94,953,786          8,695,184
                                   ------------        -----------         ------------        -----------

End of Period:................     $ 30,075,919        $32,458,306         $ 71,309,157        $94,953,786
                                   ============        ===========         ============        ===========

Undistributed net investment
 income.......................     $     58,452        $   708,139         $     23,671        $  --
                                   ============        ===========         ============        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001

1. Organization and Accounting Policies
Morgan Stanley Fund of Funds (the "Fund"), formerly Morgan Stanley Dean Witter Fund of Funds, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and

Morgan Stanley Fund of Funds
Notes to Financial Statements / / September 30, 2001 CONTINUED

(2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

G. Organizational Expenses -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full

Morgan Stanley Fund of Funds
Notes to Financial Statements / / September 30, 2001 CONTINUED

amount thereof, exclusive of amounts waived of $38,474 ($19,237 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and /or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until December 31, 2002. At September 30, 2001, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled approximately $4,243,000 and $2,717,000, respectively, at September 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Fund of Funds
Notes to Financial Statements / / September 30, 2001 CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2001, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, and 0.17% and 1.0%, respectively.

The Distributor has informed Domestic and International that for the year ended September 30, 2001, it received the following approximate amounts: contingent deferred sales charges from certain redemptions of the Fund's Class B shares -- $58,000 and $79,000, respectively; and Class C shares -- $6,100 and $2,300, respectively; and received $6,800 and $11,000, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $67,643,759 and $57,923,894, respectively, for Domestic and $34,603,208 and
$19,357,500, respectively, for International.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

5. Federal Income Tax Status
At September 30, 2001, Domestic had a net capital loss carryover of approximately $202,000 which will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Domestic and International incurred and will elect to defer net capital losses of approximately $1,006,000 and $1,540,000 respectively during fiscal 2001.

As of September 30, 2001, Domestic and International had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Fund of Funds
Notes to Financial Statements / / September 30, 2001 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                             DOMESTIC                                      INTERNATIONAL
                           --------------------------------------------  --------------------------------------------------
                                FOR THE YEAR           FOR THE YEAR            FOR THE YEAR              FOR THE YEAR
                                   ENDED                  ENDED                   ENDED                     ENDED
                               SEPTEMBER 30,          SEPTEMBER 30,           SEPTEMBER 30,             SEPTEMBER 30,
                                    2001                   2000                    2001                      2000
                           ----------------------  --------------------  ------------------------  ------------------------
                            SHARES      AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------
CLASS A
Sold.....................     84,707  $   860,069    42,018  $  489,776   3,875,919  $ 40,743,627   3,095,873  $ 41,748,112
Reinvestment of dividends
 and distributions.......     11,465      124,278    10,569     120,168       2,888        33,735       6,664        91,630
Redeemed.................    (97,394)  (1,014,312)  (26,968)   (310,994) (3,959,880)  (41,889,501) (2,919,531)  (39,511,352)
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class A.................     (1,222)     (29,965)   25,619     298,950     (81,073)   (1,112,139)    183,006     2,328,390
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------

CLASS B
Sold.....................  1,370,745   14,170,184   648,235   7,552,780   2,651,071    28,946,687   4,382,892    59,248,295
Reinvestment of dividends
 and distributions.......    217,488    2,346,690   218,230   2,476,913      47,793       547,232      49,809       675,406
Redeemed.................   (687,669)  (6,989,668) (775,429) (8,965,556) (2,716,728)  (29,227,736) (1,418,103)  (19,045,315)
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class B.................    900,564    9,527,206    91,036   1,064,137     (17,864)      266,183   3,014,598    40,878,386
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------

CLASS C
Sold.....................    395,702    4,151,266    75,312     873,909   1,038,563    10,973,987     447,797     6,019,444
Reinvestment of dividends
 and distributions.......     14,751      159,162    13,457     152,870       4,682        53,753       3,771        51,282
Redeemed.................   (242,570)  (2,407,636)  (48,211)   (555,144) (1,092,000)  (11,499,199)   (143,358)   (1,897,302)
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class C.................    167,883    1,902,792    40,558     471,635     (48,755)     (471,459)    308,210     4,173,424
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------

CLASS D
Sold.....................     11,376      127,911     1,528      17,304   2,246,515    24,327,515   3,480,368    47,574,594
Reinvestment of dividends
 and distributions.......      1,013       10,982       164       1,860      61,441       721,930       5,418        74,762
Redeemed.................     (4,056)     (41,114)    --         --      (1,528,960)  (15,295,221)    (81,491)   (1,092,035)
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------
Net increase --
 Class D.................      8,333       97,779     1,692      19,164     778,996     9,754,224   3,404,295    46,557,321
                           ---------  -----------  --------  ----------  ----------  ------------  ----------  ------------
Net increase in Fund.....  1,075,558  $11,497,812   158,905  $1,853,886     631,304  $  8,436,809   6,910,109  $ 93,937,521
                           =========  ===========  ========  ==========  ==========  ============  ==========  ============

Morgan Stanley Fund of Funds - Domestic
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                           NET ASSET                                                                           TOTAL
                             VALUE       NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED                 BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30               OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------               ---------  ----------  --------------  ----------  ------------  -------------  -------------
DOMESTIC ++
CLASS A
1998*....................   $10.00      $0.21         $(0.44)       $(0.23)      $(0.05)       --              $(0.05)
1999.....................     9.72       0.46           1.93          2.39        (0.36)       $(0.21)          (0.57)
2000.....................    11.54       0.38           1.83          2.21        (0.29)        (1.09)          (1.38)
2001.....................    12.37       0.11          (3.21)        (3.10)       (0.31)        (0.79)          (1.10)
CLASS B
1998*....................    10.00       0.14          (0.42)        (0.28)       (0.05)       --               (0.05)
1999.....................     9.67       0.35           1.94          2.29        (0.29)        (0.21)          (0.50)
2000.....................    11.46       0.30           1.81          2.11        (0.20)        (1.09)          (1.29)
2001.....................    12.28       0.01          (3.16)        (3.15)       (0.25)        (0.79)          (1.04)
CLASS C
1998*....................    10.00       0.13          (0.41)        (0.28)       (0.05)       --               (0.05)
1999.....................     9.67       0.40           1.94          2.34        (0.28)        (0.21)          (0.49)
2000.....................    11.52       0.31           1.80          2.11        (0.25)        (1.09)          (1.34)
2001.....................    12.29       0.01          (3.17)        (3.16)       (0.26)        (0.79)          (1.05)
CLASS D
1998*....................    10.00       0.22          (0.43)        (0.21)       (0.05)       --               (0.05)
1999.....................     9.74       0.46           1.96          2.42        (0.39)        (0.21)          (0.60)
2000.....................    11.56       0.48           1.75          2.23        (0.31)        (1.09)          (1.40)
2001.....................    12.39       0.13          (3.21)        (3.08)       (0.33)        (0.79)          (1.12)

---------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                           RATIOS TO AVERAGE NET ASSETS  RATIOS TO AVERAGE NET ASSETS
                                                               (AFTER EXPENSES WERE          (BEFORE EXPENSES WERE
                                                                 ASSUMED) (3)(4)                ASSUMED) (3)(4)
                           NET ASSET           NET ASSETS  ----------------------------  -----------------------------
                             VALUE               END OF                        NET                           NET        PORTFOLIO
YEAR ENDED                  END OF     TOTAL     PERIOD                    INVESTMENT                     INVESTMENT    TURNOVER
SEPTEMBER 30                PERIOD    RETURN+   (000'S)      EXPENSES        INCOME        EXPENSES         INCOME        RATE
------------               ---------  -------  ----------  -------------  -------------  -------------  --------------  ---------
DOMESTIC ++
CLASS A
1998*....................   $ 9.72     (2.33)%(1)  $ 1,359     0.22%(2)       2.21%(2)       1.15%(2)        1.28%(2)      227%(1)
1999.....................    11.54     25.00      1,097        0.23           3.92           0.67            3.48          295
2000.....................    12.37     20.16      1,493        0.24           3.35           0.67            2.92          434
2001.....................     8.17    (27.24)       976        0.23           0.91           0.57            0.57          177
CLASS B
1998*....................     9.67     (2.83)(1)   24,338      0.92(2)        1.51(2)        1.90(2)         0.53(2)       227(1)
1999.....................    11.46     23.96     26,007        1.00           3.15           1.44            2.71          295
2000.....................    12.28     19.29     28,974        1.00           2.59           1.43            2.16          434
2001.....................     8.09    (27.79)    26,364        1.00           0.14           1.34           (0.20)         177
CLASS C
1998*....................     9.67     (2.83)(1)    1,702      0.92(2)        1.51(2)        1.90(2)         0.53(2)       227(1)
1999.....................    11.52     24.55      1,364        0.54           3.61           0.98            3.17          295
2000.....................    12.29     19.23      1,954        1.00           2.59           1.43            2.16          434
2001.....................     8.08    (27.79)     2,643        1.00           0.14           1.34           (0.20)         177
CLASS D
1998*....................     9.74     (2.13)(1)       12     --              2.43(2)        0.90(2)         1.53(2)       227(1)
1999.....................    11.56     25.28         15       --              4.15           0.44            3.71          295
2000.....................    12.39     20.39         37       --              3.59           0.43            3.16          434
2001.....................     8.19    (27.07)        93       --              1.14           0.34            0.80          177

---------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds - International
FINANCIAL HIGHLIGHTS CONTINUED


                           NET ASSET     NET                                                                   TOTAL
                             VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED                 BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30               OF PERIOD    (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------               ---------  ----------  --------------  ----------  ------------  -------------  -------------
INTERNATIONAL ++
CLASS A
1998*....................   $10.00      $ 0.05        $(0.88)       $(0.83)      $(0.09)       --              $(0.09)
1999.....................     9.08        0.10          3.56          3.66       --            --              --
2000.....................    12.74        0.03          0.85          0.88        (0.04)       $(0.99)          (1.03)
2001.....................    12.59        0.09         (3.74)        (3.65)       (0.07)        (0.12)          (0.19)
CLASS B
1998*....................    10.00        0.03         (0.91)        (0.88)       (0.09)       --               (0.09)
1999.....................     9.03        0.02          3.51          3.53       --            --              --
2000.....................    12.56       (0.08)         0.86          0.78        (0.01)        (0.99)          (1.00)
2001.....................    12.34        0.01         (3.67)        (3.66)       (0.05)        (0.12)          (0.17)
CLASS C
1998*....................    10.00        0.04         (0.92)        (0.88)       (0.09)       --               (0.09)
1999.....................     9.03        0.07          3.51          3.58       --            --              --
2000.....................    12.61       (0.08)         0.86          0.78        (0.03)        (0.99)          (1.02)
2001.....................    12.37        0.02         (3.69)        (3.67)       (0.05)        (0.12)          (0.17)
CLASS D
1998*....................    10.00        0.14         (0.96)        (0.82)       (0.09)       --               (0.09)
1999.....................     9.09        0.23          3.46          3.69       --            --              --
2000.....................    12.78        0.04          0.89          0.93        (0.06)        (0.99)          (1.05)
2001.....................    12.66        0.12         (3.78)        (3.66)       (0.08)        (0.12)          (0.20)

---------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                           RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                               (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                  ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                           -----------------------------  -----------------------------
                           NET ASSET           NET ASSETS                      NET                            NET
                             VALUE               END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED                  END OF     TOTAL     PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30                PERIOD    RETURN+   (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------               ---------  -------  ----------  -------------  --------------  -------------  --------------  ---------
INTERNATIONAL ++
CLASS A
1998*....................   $ 9.08     (8.36)%(1)  $   596     0.25%(2)        1.01%(2)       6.16%(2)       (4.90)%(2)     135%(1)
1999.....................    12.74     40.31      1,074        0.24            0.91           1.34           (0.19)         154
2000.....................    12.59      6.19      3,366        0.24            0.12           0.60           (0.24)          85
2001.....................     8.75    (29.38)     1,629        0.16            0.93           0.42            0.67           22
CLASS B
1998*....................     9.03     (8.87)(1)    3,241      0.94(2)         0.32(2)        6.91(2)        (5.65)(2)      135(1)
1999.....................    12.56     39.09      6,615        1.00            0.15           2.10           (0.95)         154
2000.....................    12.34      5.48     43,697        1.00           (0.64)          1.36           (1.00)          85
2001.....................     8.51    (30.01)    29,980        1.00            0.09           1.26           (0.17)          22
CLASS C
1998*....................     9.03     (8.87)(1)      105      0.92(2)         0.34(2)        6.91(2)        (5.65)(2)      135(1)
1999.....................    12.61     39.65        442        0.77            0.38           1.87           (0.72)         154
2000.....................    12.37      5.46      4,246        1.00           (0.64)          1.36           (1.00)          85
2001.....................     8.53    (30.02)     2,512        1.00            0.09           1.26           (0.17)          22
CLASS D
1998*....................     9.09     (8.26)(1)       11     --               1.26(2)        5.91(2)        (4.65)(2)      135(1)
1999.....................    12.78     40.59        564       --               1.15           1.10            0.05          154
2000.....................    12.66      6.56     43,645       --               0.36           0.36            0.00           85
2001.....................     8.80    (29.31)    37,188       --               1.09           0.26            0.83           22

---------------------

 * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Fund of Funds:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Fund of Funds (the "Fund"), formerly Morgan Stanley Dean Witter Fund of Funds, comprising, respectively, the Domestic Portfolio and the International Portfolio (the "Portfolios"), including the portfolios of investments, as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Morgan Stanley Fund of Funds as of September 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 8, 2001

Morgan Stanley Fund of Funds
2001 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended September 30, 2001, 7.86% of the income dividends paid by Morgan Stanley Fund of Funds -- Domestic Portfolio qualified for the dividends received deduction available to corporations. For such period, the Domestic Portfolio paid to its shareholders $0.26 per share from long-term capital gains. Also for such period, the International Portfolio paid to its shareholders $0.12 from long-term capital gains. Of the Fund's Domestic Portfolio ordinary income dividends paid during the fiscal year ended
September 30, 2001, 3.77% was attributable to qualifying Federal obligations. Of the Fund's International Portfolio ordinary income dividends paid during the fiscal year ended September 30, 2001, 2.60% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY

[GRAPHIC]

MORGAN STANLEY
FUND OF FUNDS


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

ANNUAL REPORT

SEPTEMBER 30, 2001
-------------------------------------------------